Share Option and Warrant Reserves	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Share Option and Warrant Reserves

(a)	Share-based payments

The Company maintains a Rolling Share Option Plan providing for the issuance of share options up to 10% of the Company’s issued and outstanding common shares at the time of the grant. The Company may grant share options from time to time to its directors, officers, employees and other service providers. The share options vest as to 25% on the date of the grant and 12½% every three months thereafter for a total vesting period of 18 months.

The continuity of the number of share options issued and outstanding is as follows:

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2016	4,753,000	$ 1.77
Granted	530,000	3.19
Exercised	(453,000)	1.18
Expired	(20,000)	2.63
Outstanding, December 31, 2017	4,810,000	$ 1.97
Granted	1,775,000	1.42
Exercised	(220,000)	0.91
Expired	(103,750)	2.35
Forfeited	(56,250)	1.60
Outstanding, December 31, 2018	6,205,000	$ 1.85

As at December 31, 2018, the number of share options outstanding and exercisable was:

	Outstanding			Exercisable
Expiry date	Number of options	Exercise price	Remaining contractual life (years)	Number of options	Exercise price	Remaining contractual life (years)
Feb 17, 2019	850,000	$ 0.51	0.13	850,000	$ 0.51	0.13
Aug 17, 2020	960,000	1.30	1.63	960,000	1.30	1.63
June 21, 2021	2,195,000	2.63	2.47	2,195,000	2.63	2.47
Jan 10, 2022	440,000	3.22	3.03	440,000	3.22	3.03
May 5, 2022	65,000	3.04	3.35	65,000	3.04	3.35
June 20, 2023	795,000	1.42	4.47	397,500	1.42	4.47
June 26, 2023	900,000	1.42	4.49	450,000	1.42	4.49
	6,205,000	$ 1.85	2.62	5,357,500	$ 1.92	2.32

Of the 850,000 share options set to expire on February 17, 2019, 810,000 were exercised subsequent to December 31, 2018 for proceeds of $413 and the remaining 40,000 expired. In addition, 25,000 share options with an exercise price of $1.30 were exercised subsequent to year end for proceeds of $33.

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees and others providing similar services. During the year ended December 31, 2018 and 2017 the company recognized share-based compensation expense as follows:

	Years ended December 31,
	2018	2017 (Restated – note 4)

Recognized in net loss:
Included in exploration and evaluation costs	$ 363	$ 767
Included in fees, salaries and other employee benefits	654	1,053
Included in project investigation costs	42	18
	$ 1,059	$ 1,838

During the year ended December 31, 2018, the Company granted 1,775,000 share options to directors, officers, employees and others providing similar services. The weighted average fair value per option of these share options was calculated as $0.75 using the Black-Scholes option valuation model at the grant date.

During the year ended December 31, 2017, the Company granted 530,000 share options to directors, officers, employees and others providing similar services. The weighted average fair value per option of these share options was calculated as $2.01 using the Black-Scholes option valuation model at the grant date.

The fair value of the share-based options granted during years ended December 31, 2018 and 2017 were estimated using the Black-Scholes option valuation model with the following weighted average

	Years ended December 31,
	2018	2017
Risk-free interest rate	1.97%	0.94%
Expected dividend yield	Nil	Nil
Share price volatility	67%	77%
Expected forfeiture rate	0%	0%
Expected life in years	4.36	4.34

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

(b)	Share purchase warrants

The continuity of the number of share purchase warrants is as follows:

	Warrants outstanding	Exercise price
Outstanding, December 31, 2016	2,018,877	$ 1.59
Expired	(37,150)	1.34
Exercised	(1,954,011)	1.60
Outstanding, December 31, 2017	27,716	$ 1.40
Expired	(12,716)	1.40
Exercised	(15,000)	1.40
Outstanding, December 31, 2018	-	-